Shareholder Fees {- Growth Opportunities Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Growth Opportunities Portfolio Investor PRO-10 | Growth Opportunities Portfolio
Shareholder Fees:
(fees paid directly from your investment)